Line of Credit and Term Loans	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Line of Credit Facility [Abstract]
Line of Credit and Term Loans
7. Line of Credit and Term Loans
We, through our operating partnership,
 as borrower, entered into a credit agreement, or the 2018 Credit Agreement, as amended, with Bank of America, N.A.; KeyBank, National Association; Citizens Bank, National Association; Merrill Lynch, Pierce, Fenner & Smith Incorporated; KeyBanc Capital Markets; and the lenders named therein, to obtain a credit facility with an aggregate maximum principal amount of $
530,000,000
, or the 2018 Credit Facility. The 2018 Credit Facility consists of a senior unsecured revolving credit facility in the amount of $
235,000,000
and senior unsecured term loan facilities in the aggregate amount of $
295,000,000
. The maximum principal amount of the 2018 Credit Facility may be increased by up to $
120,000,000
, for a total principal amount of $
650,000,000
,
subject to certain conditions. The 2018 Credit Facility matures on November 19, 2021 and may be extended for one
12-month
period during the term of the related credit agreement, as amended, subject to satisfaction of certain conditions, including payment
of an extension fee.

At our option, the 2018 Credit Facility bears interest at per annum rates equal to (a)(i) the Eurodollar Rate, as defined in the 2018 Credit Agreement, as amended, plus (ii) a margin ranging from 1.70% to 2.20% based on our Consolidated Leverage Ratio, as defined in the 2018 Credit Agreement, as amended, or (b)(i) the greater of: (1) the prime rate publicly announced by Bank of America, N.A., (2) the Federal Funds Rate, as defined in the 2018 Credit Agreement, as amended, plus 0.50%, (3) the one-month
Eurodollar Rate plus 1.00%, and (4) 0.00%, plus (ii) a margin ranging from 0.70% to 1.20% based on our Consolidated Leverage Ratio.
As of both March 31, 2021 and December 31, 2020, our aggregate borrowing capacity under the 2018 Credit Facility was $530,000,000. As of March 31, 2021 and December 31, 2020, borrowings outstanding totaled $481,400,000 and $476,900,000, respectively, and the weighted average interest rate on such borrowings outstanding was 2.08% and 2.12%, respectively, per annum.

7. Line of Credit and Term Loans
2016 Credit Facility
On August 25, 2016, we, through our operating partnership, as borrower, and certain of our subsidiaries, or the subsidiary guarantors, and us, collectively as guarantors, entered into a credit agreement, or the 2016 Credit Agreement, with Bank of America, N.A., or Bank of America, as administrative agent, swing line lender and letters of credit issuer; and KeyBank, National Association, or KeyBank, as syndication agent and letters of credit issuer, to obtain a revolving line of credit with an aggregate maximum principal amount of $100,000,000, or the 2016 Line of Credit, subject to certain terms and conditions.
The 2016 Line of Credit would have matured on August 25, 2019.
On each of October 31, 2017
 and September 28, 2018, we amended the 2016 Credit Agreement. The material terms of such amendments provided for increases in both the revolving line of credit and term loan commitments, which resulted in an aggregate borrowing capacity under the 2016 Line of Credit of $
350,000,000
. On November 20, 2018, we,
through our operating partnership, terminated the 2016 Credit Agreement, as amended, and entered into the 2018 Credit Agreement as described below. We currently do not have any obligations under the 2016 Credit Agreement, as amended.
2018 Credit Facility
On November 20, 2018, we, through our operating partnership as borrower, and certain of our subsidiaries, or the subsidiary guarantors, and us, collectively as guarantors, entered into a credit agreement, or the 2018 Credit Agreement, with Bank of America, as administrative agent, swing line lender and letters of credit issuer; KeyBank, as syndication agent and letters of credit issuer; Citizens Bank, National Association, as syndication agent, joint lead arranger and joint bookrunner; Merrill Lynch, Pierce, Fenner & Smith Incorporated, as joint lead arranger and joint bookrunner; KeyBanc Capital Markets, as joint lead arranger and joint bookrunner; and the lenders named therein, to obtain a credit facility with an initial aggregate maximum principal amount of $400,000,000, or the 2018 Credit Facility. The 2018 Credit Facility initially consisted of a senior unsecured revolving credit facility in the initial aggregate amount of $150,000,000 and senior unsecured term loan facilities in the initial aggregate amount of $250,000,000. We may obtain up to $20,000,000 in the form of standby letters of credit and up to $50,000,000 in the form of swing line loans. On November 1, 2019, we entered into an amendment to the 2018 Credit Agreement, or the 2019 Amendment, with Bank of America, KeyBank and a syndicate of other banks, as lenders, which increased the term loan commitment by $45,000,000 and increased the revolving credit facility by $85,000,000. As a result of the 2019 Amendment, the aggregate borrowing capacity under the 2018 Credit Facility was $530,000,000. Except as modified by the 2019 Amendment, the material terms of the 2018 Credit Agreement, as amended, remain in full force and effect.
The maximum principal amount of the 2018 Credit Facility may be increased by up to $120,000,000, for a total principal amount of $650,000,000, subject to: (i) the terms of the 2018 Credit Agreement, as amended; and (ii) at least five business days prior written notice to Bank of America. The 2018 Credit Facility matures on November 19, 2021 and may be extended for one
12-month
period during the term of the 2018 Credit Agreement, as amended, subject to satisfaction of certain conditions, including payment of an extension fee.
At our option, the 2018 Credit Facility bears interest at per annum rates equal to (a)(i) the Eurodollar Rate, as defined in the 2018 Credit Agreement, as amended, plus (ii) a margin ranging from 1.70% to 2.20% based on our Consolidated Leverage Ratio, as defined in the 2018 Credit Agreement, as amended, or (b)(i) the greater of: (1) the prime rate publicly announced by Bank of America, (2) the Federal Funds Rate, as defined in the 2018 Credit Agreement, as amended, plus 0.50%, (3) the one-month
Eurodollar Rate plus 1.00%, and (4) 0.00%, plus (ii) a margin ranging from 0.70% to 1.20% based on our Consolidated Leverage Ratio. Accrued interest on the 2018 Credit Facility is payable monthly. The loans may be repaid in whole or in part without prepayment premium or penalty, subject to certain conditions.
We are required to pay a fee on the unused portion of the lenders’ commitments under the 2018 Credit Agreement, as amended, at a per annum rate equal to 0.20% if the average daily used amount is greater than 50.00% of the commitments and 0.25% if the average daily used amount is less than or equal to 50.00
% of the commitments, which fee shall be measured and payable on a quarterly basis.
As of both December 31, 2020 and 2019, our aggregate borrowing capacity under the 2018 Credit Facility was $
530,000,000
. As of December 31, 2020 and 2019, borrowings outstanding totaled $
476,900,000
and $
396,800,000
, respectively, and the weighted average interest rate on such borrowings outstanding was
2.12
% and
3.50
%,
respectively, per annum.